Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	3 Months Ended
Mar. 31, 2022 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	7,085,073
Granted during the period	66,950
Exercised during the period	(20,709)
Forfeited during the period	(70,526)
Ending balance	7,060,788
Vested at the balance sheet date	4,248,774
Beginning balance	€ 80.30
Granted during the period	102.70
Exercised during the period	17.97
Forfeited during the period	119.20
Ending balance	80.31
Vested at the balance sheet date	€ 55.53